Provisions - Funding status (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Defined benefit plans
Employee benefits
Present value of the obligations	$ 9,528	$ 8,396
Less: Fair value of plan assets	(2,186)	(2,068)
Provisions - Provisions for pensions	7,342	6,328
Of which: Internal provisions for pensions	7,342	6,328
Pension plan
Employee benefits
Present value of the obligations	2,758	2,567
Post-employment benefits
Employee benefits
Present value of the obligations	6,055	5,127
Other
Employee benefits
Present value of the obligations	$ 715	$ 702